Financial income and expenses (Tables)	9 Months Ended
Sep. 30, 2019
Financial income and expenses [Abstract]
Financial income
The following table sets forth our financial income and expenses for the nine-month period ended September 30, 2019 and 2018:

	For the nine-month period ended September 30,
Financial income	2019	2018
	($ in thousands)
Interest income from loans and credits	2,522	36,556
Interest rates benefits derivatives: cash flow hedges	331	47
Total	2,853	36,603

Financial expenses
	For the nine-month period ended September 30,
Financial expenses	2019	2018
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(196,350)	(191,168)
- Other debts	(69,744)	(63,451)
Interest rates losses derivatives: cash flow hedges	(44,139)	(51,721)
Total	(310,233)	(306,340)

Other net financial income and expenses
The following table sets out ‘Other net financial income and expenses” for the nine-month periods ended September 30, 2019, and 2018:

	For the nine-month period ended September 30,
Other financial income / (expenses)	2019	2018
	($ in thousands)
Other financial income	11,412	8,711
Other financial losses	(11,470)	(19,850)
Total	(58)	(11,139)